Income Taxes - Schedule Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 22.4	$ 7.5
Accrued expenses	0.7	0.0
Operating lease liabilities	1.2	0.7
Stock-based compensation	1.3	0.0
Warrants	2.0	0.0
Capitalized R&D expenses	14.9	0.0
Credits	6.1	0.0
Other	0.1	0.0
Gross deferred tax assets	48.7	8.2
Less: valuation allowance	(47.1)	(7.2)
Deferred tax assets, net of valuation allowance	1.6	1.0
Deferred Tax Liabilities:
Depreciation and amortization	(0.3)	(0.4)
Right-of-use assets	(1.3)	(0.6)
Total deferred tax liabilities	(1.6)	(1.0)
Total net deferred tax assets	$ 0.0	$ 0.0